Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Convertible preferred stock, dividend rate	6.25%	6.25%
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	52.4	45.1